Note 8 - Summary of Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

8.       Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options from three employee benefit plans. The plans include the Company’s 2005 Stock Incentive Plan (the “2005 Plan”), the Viveve Amended and Restated 2006 Stock Plan (the “2006 Plan”) and the Company’s 2013 Stock Option and Incentive Plan, as amended (the “2013 Plan”).

The 2005 Plan was adopted by the Company’s board of directors and approved by its stockholders. As of September 30, 2015, 22,095 shares of common stock remain reserved for issuance under the 2005 Plan. The Company does not intend to grant further awards from the 2005 Plan, however, it will continue to administer the 2005 Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2005 Plan covering a total of 22,095 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $12.83 per share and the weighted average remaining contractual term is 1.61 years.

The 2006 Plan was adopted by the board of directors of Viveve and was terminated in conjunction with the Merger. Prior to the Merger, the board of directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. At the Merger, the Company agreed to assume and administer the 2006 Plan and all outstanding options to purchase shares of Viveve, Inc. common stock issued from the 2006 Plan were converted into options to purchase shares of the Company’s common stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the 2006 Plan options were converted was determined by multiplying the number of shares covered by each 2006 Plan option by the exchange ratio of 0.0080497. The exercise price of each 2006 Plan option was determined by dividing the exercise price of each 2006 Plan option immediately prior to the Merger by the exchange ratio of 0.0080497 (rounded up to the nearest cent). There are currently outstanding stock option awards issued from the 2006 Plan covering a total of 322,069 shares of the Company’s common stock and no shares are available for future awards. The weighted average exercise price of the outstanding stock options is $1.54 per share and the weighted average remaining contractual term is 7.07 years.

The 2013 Plan was also adopted by the Company’s board of directors and approved by its stockholders. The 2013 Plan is administered by the Compensation Committee of the Company’s board of directors (the “Administrator”). Under the 2013 Plan, the Company may grant to eligible participants equity awards which may take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may be granted to officers, employees, nonemployee Directors (as defined in the 2013 Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four years. Incentive stock options may be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the Company’s outstanding voting power must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. On July 22, 2015, the Company’s stockholders approved an amendment to the 2013 Plan increasing the number of shares of common stock authorized for awards under the 2013 Plan from 3,111,587 shares to a total of 10,100,000 shares. As of September 30, 2015, there are outstanding stock option awards issued from the 2013 Plan covering a total of 3,008,619 shares of the Company’s common stock and there remain reserved for future awards 6,769,152 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $0.73 per share, and the remaining contractual term is 9.09 years.

Activity under the 2005 Plan, the 2006 Plan and the 2013 Plan is as follows:

	Nine Months Ended September 30, 2015
			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	2,291,783	$1.02	9.32	$-
Options granted	1,082,000	$0.61
Options exercised	-	$-
Options canceled	(21,000)	$1.00
Options outstanding, end of period	3,352,783	$0.89	8.84	$686,174

Vested and exercisable and expected to vest, end of period	3,122,622	$0.91	8.81	$634,288

Vested and exercisable, end of period	864,510	$1.70	7.72	$104,545

The aggregate intrinsic value reflects the difference between the exercise price of the underlying stock options and the Company’s closing share price as of September 30, 2015.

The options outstanding and exercisable as of September 30, 2015 are as follows:

			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			Sept 30, 2015	Price	Term (Years)	Sept 30, 2015	Price

	$0.33		100,000	$0.33	9.62	-	$-
$0.46	-	$0.47	635,000	$0.47	9.36	-	$-
	$0.60		1,881,476	$0.60	9.00	475,203	$0.60
$0.89	-	$0.99	347,000	$0.96	9.85	-	$-
	$1.24		312,373	$1.24	7.15	312,373	$1.24
$7.00	-	$9.00	57,603	$8.64	2.08	57,603	$8.64
$12.00	-	$18.63	19,081	$15.29	2.57	19,081	$15.29
	$37.00		250	$37.00	1.98	250	$37.00
			3,352,783	$0.89	8.84	864,510	$1.70

Stock-Based Compensation

During the three months ended September 30, 2015, the Company granted stock options to employees to purchase 347,000 shares of common stock with a weighted average grant date fair value of $0.51 per share. During the nine months ended September 30, 2015, the Company granted stock options to employees to purchase 1,082,000 shares of common stock with a weighted average grant date fair value of $0.32 per share. During the three and nine months ended September 30, 2014, the Company granted stock options to employees to purchase 1,901,476 shares of common stock with a weighted average grant date fair value of $0.32 per share. Stock-based compensation expense recognized during the three months ended September 30, 2015 and 2014 was $55,000 and $113,000, respectively. Stock-based compensation expense recognized during the nine months ended September 30, 2015 and 2014 was $145,000 and $144,000, respectively. As of September 30, 2015, the total unrecognized compensation cost in connection with unvested stock options was approximately $701,000. These costs are expected to be recognized over a weighted average period of approximately 3.24 years.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

	Three Months Ended				Nine Months Ended
	September 30,				September 30,
	2015			2014	2015			2014
Expected term (in years)		5		5		5		5
Average volatility	61%	-	62%	61%	61%	-	62%	61%
Risk-free interest rate	1.50%	-	1.69%	1.80%	1.29%	-	1.69%	1.80%
Dividend yield		0%		0%		0%		0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the condensed consolidated statements of operations for the three and nine months ended September 30, 2015 and 2014 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014

Research and development	$5	$-	$13	$1
Selling, general and administrative	50	113	132	143
Total	$55	$113	$145	$144

11 .      Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options from three employee benefit plans. The plans include the PLC 2005 Stock Incentive Plan (the “2005 Plan”), the Viveve Amended and Restated 2006 Stock Plan (the “2006 Plan”) and the PLC 2013 Stock Option and Incentive Plan (the “2013 Plan”).

The 2005 Plan was adopted by PLC's Board of Directors and approved by its stockholders. 22,095 shares of common stock remain reserved for issuance under the 2005 Plan. The Company does not intend to grant further awards from the 2005 Plan, however, it will continue to administer the 2005 Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2005 Plan covering a total of 22,095 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $12.83 per share and the weighted average remaining contractual term is 5.30 years.

The 2006 Plan was adopted by the Board of Directors of Viveve and was terminated in conjunction with the Merger. Outstanding stock option awards have been assumed by the Company and will continue to be administered in accordance with the terms of the 2006 Plan until such awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2006 Plan covering a total of 322,069 shares of the Company’s common stock and no shares available for future awards. The weighted average exercise price of the outstanding stock options is $1.54 per share and the weighted average remaining contractual term is 7.82 years. Additionally, prior to the Merger, the Board of Directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. Furthermore, at the Merger, outstanding options to purchase shares of Viveve, Inc. common stock issued from the 2006 Plan were converted into options to purchase shares of the Company’s Common Stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the 2006 Plan options were converted was determined by multiplying the number of shares covered by each 2006 Plan option by the exchange ratio of 0.0080497. The exercise price of each 2006 Plan option was determined by dividing the exercise price of each 2006 Plan option immediately prior to the Merger by the exchange ratio of 0.0080497 (rounded up to the nearest cent).

The 2013 Plan was also adopted by PLC's Board of Directors and approved by its stockholders. The 2013 Plan is administered by the Compensation Committee of the Company’s Board of Directors (the “Administrator”). Under the 2013 Plan, the Company may grant to eligible partcipants equity awards which may take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may be granted to officers, employees, non-employee Directors (as defined in the 2013 Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four years. Incentive stock options may be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the Company’s outstanding voting power must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. There are currently outstanding stock option awards issued from the 2013 Plan covering a total of 1,947,619 shares of the Company’s common stock and there remain reserved for future awards 841,739 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $0.80 per share, and the remaining contractual term is 9.62 years. Concurrent with the Merger, the stockholders approved an amendment to the 2013 Plan to increase the number of shares reserved under the 2013 Plan from 113,826 to 3,111,587.

Activity under the 2005 Plan, the 2006 Plan and the 2013 Plan is as follows:

	Year Ended December 31,
	2014				2013
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, beginning of year	363,413	$1.24	8.80		360,531	$1.24	9.74
Options granted	1,901,476	$0.60			95,581	$1.24
Options assumed from PLC	68,238	$10.24			-	$-
Options exercised	(160)	$0.12			-	$-
Options canceled	(41,184)	$1.83			(92,699)	$1.24
Options outstanding, end of year	2,291,783	$1.02	9.32	$-	363,413	$1.24	8.80	$-

Vested and exercisable and expected to vest, end of year	2,099,687	$1.06	9.29	$-	348,865	$1.24	8.80	$-

Vested and exercisable, end of year	519,901	$2.45	7.89	$-	120,955	$2.48	8.60	$-

As of December 31, 2014, the Company had 841,739 shares available for grant.

The aggregate intrinsic value reflects the difference between the exercise price of the underlying stock options and the Company’s closing share price as of December 31, 2014.

The options outstanding and exercisable as of December 31, 2014 are as follows (in thousands except share and per share data):

			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of				Exercise	Contractual	as of	Exercise
Exercise Prices			December 31, 2014	Price	Term (Years)	December 31, 2014	Price
	$0.60		1,901,476	$0.60	9.64	129,594	$0.60
	$1.24		312,373	$1.24	7.90	312,373	$1.24
$7.00	-	$9.00	58,603	$8.64	7.46	58,603	$8.64
$12.00	-	$18.63	19,081	$15.29	6.54	19,081	$15.29
	$37.00		250	$37.00	3.47	250	$37.00
			2,291,783	$1.02	9.32	519,901	$2.45

Stock-Based Compensation

During the year ended December 31, 2014, the Company granted stock options to employees to purchase 1,901,476 shares of common stock with a weighted-average grant date fair value of $0.32 per share. Stock-based compensation expense recognized during the year ended December 31, 2014 and 2013 was $184,000 and $87,000, respectively. As of December 31, 2014, the total unrecognized compensation cost in connection with unvested stock options was approximately $496,000 . These costs are expected to be recognized over a period of approximately 3.73 years. The aggregate intrinsic value of options outstanding as of December 31, 2014 and 2013 was $0. The aggregate intrinsic value of options exercised during the years ended December 31, 2014 and 2013 was $0. The total estimated grant date fair value of options vested during the years ended December 31, 2014 and 2013 was $44,000 and $140,000, respectively.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

	Year Ended
	Decenber 31,
	2014	2013
Expected term (in years)	5	5
Average volatility	61%	68%
Risk-free interest rate	1.80%	0.84%
Dividend yield	0%	0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2014 and 2013 (in thousands):

	Year Ended
	Year Ended December 31,
	2014	2013

Research and development	$5	$-
Selling, general and administrative	179	87
Total	$184	$87

Prior to the merger, the Company’s Board of Directors approved the acceleration of vesting of all unvested stock options that were outstanding under the 2006 Plan as of the date of the merger. For the year ended December 31, 2014, the Company recorded additional stock-based compensation expense (primarily in selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2014) of approximately $103,000 associated with the acceleration of vesting of approximately 140,000 affected stock options .